Defined Benefit Plan (Details) - Schedule of of Net Periodic Benefit Cost - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of of Net Periodic Benefit Cost [Abstract]
Service cost	$ 24,650	$ 4,278
Interest cost	7,558	1,943
Expected return on plan assets	(23,495)	(1,581)
Amortization of net (gain)	(15,446)	(1,534)
Total	$ (6,733)	$ 1,949